Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	001-40477
Entity Registrant Name	SRX Global, Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	SRXH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false